Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.06%
Brazil–11.30%
Afya Ltd., Class A(a)	75,000	$787,500
Ambev S.A.	450,000	1,298,487
Arcos Dorados Holdings, Inc., Class A	130,000	943,800
Grupo SBF S.A.	134,701	541,761
Itau Unibanco Holding S.A., Preference Shares	210,000	958,660
MercadoLibre, Inc.(a)	1,000	813,710
		5,343,918
China–46.85%
Alibaba Group Holding Ltd.(a)	140,000	1,581,737
Beijing Airdoc Technology Co. Ltd.(a)(b)	117,600	247,176
China Isotope & Radiation Corp.	1,254,200	2,915,769
East Money Information Co. Ltd., A Shares	480,000	1,590,375
Gree Electric Appliances, Inc. of Zhuhai, A Shares	663,003	3,281,046
Helens International Holdings Co. Ltd.(a)	460,000	879,445
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	348,000	1,852,844
KE Holdings, Inc., ADR(a)	110,000	1,552,100
Kweichow Moutai Co. Ltd., A Shares	8,400	2,371,205
Medlive Technology Co. Ltd.(b)	309,000	394,829
Shenzhou International Group Holdings Ltd.	55,000	581,698
Tencent Holdings Ltd.	35,000	1,376,822
Vipshop Holdings Ltd., ADR(a)	154,437	1,414,643
Virscend Education Co. Ltd.(b)	16,000,000	361,770
Yum China Holdings, Inc.	35,800	1,743,818
		22,145,277
India–9.49%
Computer Age Management Services Ltd.	30,000	932,578
FSN E-Commerce Ventures Ltd.(a)	48,500	863,954
Housing Development Finance Corp. Ltd.	60,000	1,807,024
Varun Beverages Ltd.	14,089	156,903
Zomato Ltd.(a)	1,227,698	727,837
		4,488,296
Indonesia–5.56%
PT Avia Avian Tbk	18,304,400	1,055,246
PT Bank Rakyat Indonesia (Persero) Tbk	4,412,000	1,301,064
PT Bukalapak.com Tbk(a)	13,560,000	270,312
		2,626,622
Malaysia–1.56%
CTOS Digital Bhd.	2,280,000	739,137
Mexico–2.49%
Arca Continental S.A.B. de C.V.	43,058	298,262
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	46,739	880,419
		1,178,681
Shares		Value
Poland–2.88%
CD Projekt S.A.	15,500	$304,265
InPost S.A.(a)	160,000	1,057,594
		1,361,859
Russia–0.00%
Sberbank of Russia PJSC(a)(c)	532,000	0
Yandex N.V., Class A(a)(c)	26,000	0
		0
Singapore–0.97%
Sea Ltd., ADR(a)(d)	6,000	457,920
South Korea–6.63%
Coupang, Inc.(a)	15,000	259,350
NAVER Corp.	4,000	801,989
Samsung Electronics Co. Ltd., Preference Shares	47,000	2,071,231
		3,132,570
Taiwan–6.38%
King Slide Works Co. Ltd.	55,000	838,645
Taiwan Semiconductor Manufacturing Co. Ltd.	127,000	2,174,935
		3,013,580
Thailand–3.95%
Thai Beverage PCL	3,120,000	1,458,999
VGI PCL, NVDR	3,375,000	404,975
VGI PCL, Wts., expiring 05/23/2027(a)	829,500	3,605
		1,867,579
Total Common Stocks & Other Equity Interests (Cost $56,668,570)		46,355,439
Money Market Funds–0.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(f)	6,797	6,797
Invesco Treasury Portfolio, Institutional Class, 1.66%(e)(f)	7,768	7,768
Total Money Market Funds (Cost $14,565)		14,565
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.09% (Cost $56,683,135)		46,370,004
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.74%
Invesco Private Government Fund, 1.77%(e)(f)(g)	97,902	97,902
Invesco Private Prime Fund, 1.89%(e)(f)(g)	251,749	251,749
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $349,651)		349,651
TOTAL INVESTMENTS IN SECURITIES—98.83% (Cost $57,032,786)		46,719,655
OTHER ASSETS LESS LIABILITIES–1.17%		551,615
NET ASSETS–100.00%		$47,271,270

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Select Equity Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $1,003,775, which represented 2.12% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at July 31, 2022.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,026,877	$5,588,870	$(7,608,950)	$-	$-	$6,797	$672
Invesco Liquid Assets Portfolio, Institutional Class	1,411,912	3,992,049	(5,403,944)	38	(55)	-	795
Invesco Treasury Portfolio, Institutional Class	2,316,431	6,387,279	(8,695,942)	-	-	7,768	1,114
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	4,530,409	(4,432,507)	-	-	97,902	1,056*
Invesco Private Prime Fund	-	10,932,264	(10,680,651)	-	136	251,749	2,975*
Total	$5,755,220	$31,430,871	$(36,821,994)	$38	$81	$364,216	$6,612

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$5,343,918	$—	$—	$5,343,918
China	4,710,561	17,434,716	—	22,145,277
India	156,903	4,331,393	—	4,488,296
Indonesia	—	2,626,622	—	2,626,622
Malaysia	—	739,137	—	739,137
Mexico	1,178,681	—	—	1,178,681
Poland	—	1,361,859	—	1,361,859
Russia	—	—	0	0
Singapore	457,920	—	—	457,920
South Korea	259,350	2,873,220	—	3,132,570
Taiwan	—	3,013,580	—	3,013,580
Thailand	3,605	1,863,974	—	1,867,579
Money Market Funds	14,565	349,651	—	364,216
Total Investments	$12,125,503	$34,594,152	$0	$46,719,655
Invesco Emerging Markets Select Equity Fund